PROPERTY, PLANT & EQUIPMENT - Disclosure of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,029,240	$ 837,839
Additions	205,291
Cariboo acquisition	115,579
Depletion and amortization	68,740	55,731
Disposals	(1,199)	(200)
Foreign exchange translation	(8,042)
Ending balance	1,286,001	1,029,240
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,725,611	1,491,836
Additions	206,341	202,460
Cariboo acquisition	115,579
Changes in rehabilitation cost asset	12,673	28,164
Disposals	(18,911)	(13,847)
Foreign exchange translation	(8,042)	16,998
Transfers between categories	0	0
Ending balance	2,033,251	1,725,611
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(696,371)	(653,997)
Depletion and amortization	68,740	55,731
Disposals	17,861	13,357
Ending balance	(747,250)	(696,371)
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,442
Ending balance	113,413	115,442
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,442	109,526
Additions	0	0
Cariboo acquisition	0
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	(2,029)	5,916
Transfers between categories	0	0
Ending balance	113,413	115,442
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	324,220
Ending balance	457,336	324,220
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	661,268	560,622
Additions	102,346	67,536
Cariboo acquisition	34,520
Changes in rehabilitation cost asset	12,673	28,164
Disposals	0	(289)
Foreign exchange translation	(2,415)	5,235
Transfers between categories	0	0
Ending balance	808,392	661,268
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(337,048)	(325,633)
Depletion and amortization	14,008	11,415
Disposals	0	0
Ending balance	(351,056)	(337,048)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	443,860
Ending balance	511,528	443,860
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	803,183	778,721
Additions	31,305	19,401
Cariboo acquisition	75,686
Changes in rehabilitation cost asset	0	0
Disposals	(18,911)	(13,558)
Foreign exchange translation	(1,516)	2,947
Transfers between categories	17,975	15,672
Ending balance	907,722	803,183
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(359,323)	(328,364)
Depletion and amortization	54,732	44,316
Disposals	17,861	13,357
Ending balance	(396,194)	(359,323)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145,718
Ending balance	203,724	145,718
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145,718	42,967
Additions	72,690	115,523
Cariboo acquisition	5,373
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	(2,082)	2,900
Transfers between categories	(17,975)	(15,672)
Ending balance	203,724	145,718
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0